Borrowed Funds	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
12.	Borrowed Funds

Borrowed funds consist of securities sold under repurchase agreements, which represent overnight or term borrowings from customers, advances from the FHLB of Atlanta, the Federal Reserve Bank of Richmond (the “FRB”), and overnight borrowings from a commercial bank. The government agency securities that are the collateral for these agreements are owned by the Company and maintained in the custody of an unaffiliated agent designated by the Company. Additional information is as follows:

	2016	2015

Amounts outstanding at year-end:
Securities sold under repurchase agreements	$27,226,159	$20,490,619

Federal Home Loan Bank advances	$9,000,000	$11,000,000
Federal Home Loan Bank advances mature in:
2016	$-	$5,000,000
2017	2,000,000	1,000,000
2018	5,000,000	5,000,000
2019	2,000,000	-
Weighted average rate paid at December 31:
Securities sold under repurchase agreements	0.63%	0.53%
Federal Home Loan Bank advances	1.11%	0.94%

Maximum month-end amount outstanding:
Securities sold under repurchase agreements	$32,287,740	$20,655,156
Federal Home Loan Bank advances	16,000,000	11,000,000

Average amount outstanding:
Securities sold under repurchase agreements	$25,320,795	$18,582,245
Federal Home Loan Bank advances	10,833,333	10,778,082
Borrowings from FRB and commercial banks	21,861	2,742

Average rate paid during the year:
Securities sold under repurchase agreements	0.64%	0.54%
Federal Home Loan Bank advances	0.94%	0.75%
Borrowings from FRB and commercial banks	0.67%	0.52%

Investment securities underlying the repurchase agreements at year end:
Carrying value	$28,191,745	$21,127,194
Estimated fair value	28,165,979	21,355,393

Loans pledged to the Federal Home Loan Bank at year-end:
Carrying value	$60,858,326	$57,812,753

Loans pledged to the Federal Reserve Bank at year-end:
Carrying value	$40,954,231	$34,487,029

The Company is approved to borrow approximately $53.3 million against eligible pledged single family residential loans, eligible pledged multi-family loans, eligible pledged commercial loans, and eligible securities under a secured line of credit with the FHLB of Atlanta. In addition, the Company has a facility with the FRB whereby the Company can borrow up to $30.3 million. The Company also has available an unsecured federal funds line of credit of $2 million and a secured federal funds line of credit of $9 million from a commercial bank.